Customer and Supplier Concentrations	6 Months Ended
Jun. 30, 2023
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 19 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company sold a substantial portion of products to one customer (26.08% of total revenues) during the six months ended June 30, 2023. As of June 30, 2023, amount due from this customer included in accounts receivable was $714,542, representing 12.09% of total accounts receivable. Beside the significant customer, there were other significant concentrations of accounts receivable, which included four customers who accounted for 28.62%, 13.90%, 10.73% and 10.49%, respectively, of the total accounts receivable for the six months ended June 30, 2023.

The Company sold a substantial portion of products to two customers (11.38% and 10.95% of total revenues) during the six months ended June 30, 2022. As of June 30, 2022, the amount due from these customers included in accounts receivable was $674,590, representing 13.76% of total accounts receivable. Beside the significant customers, there were other significant concentrations of accounts receivable, which included three customers who accounted for 24.18%, 16.11% and 11.71%, respectively, of the total accounts receivable for the six months ended June 30, 2022.

The loss of one significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

For the six months ended June 30, 2023 and 2022, there was no significant concentration in suppliers for the Company’s raw material purchase.

The Company has numerous suppliers that could be substituted should any of the current suppliers become unavailable or non-competitive.